UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22842

FORUM FUNDS II
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 – September 30, 2013

Item 1.  Schedule of Investments.

PHOCAS REAL ESTATE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2013 (Unaudited)

Shares	Security Description	Value

Common Stock (REITs) – 95.8%
Apartments – 11.4%
3,372	American Campus Communities, Inc.	$115,154
3,267	AvalonBay Communities, Inc.	415,203
2,732	BRE Properties, Inc.	138,676
879	Essex Property Trust, Inc.	129,828
		798,861
Diversified – 8.8%
8,295	CoreSite Realty Corp.	281,532
2,400	Digital Realty Trust, Inc.	127,440
2,362	Vornado Realty Trust	198,550
		607,522
Forestry – 3.3%
7,951	Weyerhaeuser Co.	227,637

Health Care – 7.8%
6,232	Aviv REIT, Inc.	142,090
8,991	Sabra Health Care REIT, Inc.	206,883
3,278	Ventas, Inc.	201,597
		550,570
Hotels – 7.5%
8,206	Pebblebrook Hotel Trust	235,594
32,977	Strategic Hotels & Resorts, Inc. (a)	286,240
		521,834
Manufactured Homes – 1.8%
2,930	Sun Communities, Inc.	124,877

Mortgage Finance – 2.5%
18,934	NorthStar Realty Finance Corp.	175,708

Office Property – 11.0%
2,306	Boston Properties, Inc.	246,512
4,033	Kilroy Realty Corp.	201,448
3,650	SL Green Realty Corp.	324,266
		772,226
Regional Malls – 13.9%
11,273	General Growth Properties, Inc.	217,456
5,088	Simon Property Group, Inc.	754,194
		971,650

Retail – 2.6%
4,622	Realty Income Corp.	183,725

Shopping Centers – 4.2%
8,387	Acadia Realty Trust	206,991
4,256	Kimco Realty Corp.	85,886
		292,877
Specialty and Other – 5.0%
4,736	American Tower Corp.	351,080

Storage – 9.8%
14,787	CubeSmart	263,800
9,247	Extra Space Storage, Inc.	423,050
		686,850
Warehouse/Industrial – 6.2%
15,280	First Industrial Realty Trust, Inc.	248,606
5,015	Prologis, Inc.	188,664
		437,270

Total Common Stock (Cost $5,280,008)	6,702,687

Money Market Fund – 3.4%
236,109	Dreyfus Cash Management, 0.00% (b) (Cost $236,109)	236,109

Total Investments – 99.2% (Cost $5,516,117)*	$6,938,796
Other Assets & Liabilities, Net – 0.8%	57,974
Net Assets – 100.0%	$6,996,770

REIT	Real Estate Investment Trust
(a)	Non-income producing security
(b)	Variable rate security. Rate presented is as of September 30, 2013

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,526,737
Gross Unrealized Depreciation	(104,058)
Net Unrealized Appreciation	$1,422,679

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013.

Valuation Inputs	Common Stock	Money Market Fund

Level 1 - Quoted Prices	$6,702,687	$-
Level 2 - Other Significant Observable Inputs	-	236,109
Level 3 - Significant Unobservable Inputs	-	-
Total	$6,702,687	$236,109

The Level 1 value displayed in this table is Common Stock. Refer to the Schedule of Investments for a further breakout of each security by industry.

There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2013.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

 (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS II

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	November 15, 2013

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	November 15, 2013